Supplement to the
Fidelity® Advisor Mid Cap II Fund
Class A, Class T, Class B, and Class C
March 1, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Mid Cap II Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

AMP-07-03 April 18, 2007
1.808163.109

Supplement to the
Fidelity® Advisor
Mid Cap II Fund
Institutional Class
March 1, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Mid Cap II Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

AMPI-07-03 April 18, 2007
1.806138.107

Supplement to the
Fidelity® Advisor
Value Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

FAV-07-03 April 18, 2007
1.798886.112

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

FAVI-07-03 April 18, 2007
1.806143.108